Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Preferred shares outstanding
Cumulative redeemable preferred shares	$ 375,000	$ 555,000
Class G Preferred Shares [Member]
Preferred shares outstanding
Cumulative redeemable preferred shares	0	180,000
Class H Preferred Shares [Member]
Preferred shares outstanding
Cumulative redeemable preferred shares	205,000	205,000
Class I Preferred Shares [Member]
Preferred shares outstanding
Cumulative redeemable preferred shares	$ 170,000	$ 170,000